CONDENSED CONSOLIDATED STATEMENT OF UNITHOLDERS' CAPITAL (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Beginning		$ 3,428,910	$ 2,788,216	$ 2,788,216	$ 2,452,004	$ 2,760,686
Sale of units, net of underwriting discounts and expenses		731,455		651,522	809,774	279,299
Issuance of units		4,494		7,446	4,418	494
Purchase of units				(17,352)	(11,832)	(2,696)
Distributions to unitholders		(282,166)	(222,391)	(466,488)	(365,711)	(303,316)
Unit-based compensation expenses		14,834	11,181	22,243	13,792	15,089
Reclassification of distributions paid on forfeited restricted units				79	59	63
Excess tax benefit from unit-based compensation		3,252		4,805		577
Net income (loss)	237,086	230,884	(209,573)	438,439	(114,288)	(298,192)
Balance Ending	4,131,663	4,131,663		3,428,910	2,788,216	2,452,004
Units
Balance Beginning (in shares)		177,365	159,010	159,010	129,941	114,080
Sale of units, net of underwriting discounts and expenses (in shares)		21,090		17,514	28,750	14,950
Issuance of units		1,102		1,371	815	1,098
Cancellation of units (in shares)				(530)	(496)	(187)
Balance Ending (in shares)	199,557	199,557		177,365	159,010	129,941
Unitholders' Capital
Balance Beginning		2,751,354	2,549,099	2,549,099	2,098,599	2,109,089
Sale of units, net of underwriting discounts and expenses		731,455		651,522	809,774	279,299
Issuance of units		4,494		7,446	4,418	494
Cancellation of units				(17,352)	(11,832)	(2,696)
Distributions to unitholders		(282,166)		(466,488)	(365,711)	(303,316)
Unit-based compensation expenses		14,834		22,243	13,792	15,089
Reclassification of distributions paid on forfeited restricted units				79	59	63
Excess tax benefit from unit-based compensation		3,252		4,805		577
Balance Ending	3,223,223	3,223,223		2,751,354	2,549,099	2,098,599
Accumulated Income (Deficit)
Balance Beginning		677,556	239,117	239,117	353,405	651,597
Net income (loss)		230,884		438,439	(114,288)	(298,192)
Balance Ending	908,440	908,440		677,556	239,117	353,405
Treasury Units (at Cost)
Cancellation of units				17,352	11,832	2,696
Purchase of units				$ (17,352)	$ (11,832)	$ (2,696)